Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2019
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	Principally 31 years
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	Principally 14 years